UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.      2960 N. Meridian Street, Suite 300        Indianapolis, IN 46208

(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	8/31

Date of reporting period:	05/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 67.86%	Shares	Value

Agriculture Chemicals - 0.57%
Syngenta AG	1,000	$ 61,290

Air Courier Services - 0.68%
FedEx Corp.	800	73,368

Aircraft - 0.77%
Boeing Co.	1,000	82,770

Beverages - 0.91%
Pepsi Bottling Group, Inc.	3,000	97,260

Computer & Office Equipment - 1.20%
International Business Machines Corp.	1,000	129,430

Crude Petroleum & Natural Gas - 0.85%
Occidental Petroleum Corp.	1,000	91,930

Deep Sea Foreign Transportation of Freight - 0.98%
Diana Shipping, Inc.	3,000	104,970

Drilling Oil & Gas Wells - 0.88%
Noble Corp.	1,500	94,710

Electric Services - 2.21%
Great Plains Energy, Inc.	5,000	131,150
Progress Energy, Inc.	2,500	106,900
		238,050

Electric & Other Services Combined - 3.07%
Duke Energy Corp.	8,000	147,840
Integrys Energy Group, Inc.	2,000	102,700
PG&E Corp.	2,000	79,180
		329,720

Electronic & Other Electrical Equipment - 3.43%
General Electric Co.	12,000	368,640

Fire, Marine & Casualty Insurance - 5.53%
American International Group, Inc.	2,200	79,200
Berkshire Hathaway, Inc. - Class B (a)	100	450,768
Tower Group, Inc.	2,500	65,175
		595,143

Hospital & Medical Service Plans - 2.23%
UnitedHealth Group, Inc.	7,000	239,470

Glass Containers - 1.06%
Owens-Illinois, Inc. (a)	2,000	114,440

Guided Missiles & Space Vehicles & Parts - 0.55%
Hi-Shear Technology Corp.	5,000	59,250

Heavy Construction Other Than Building Construction - Contractors - 0.87%
Fluor Corp.	500	93,275

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 0.82%
Cintas Corp.	3,000	88,560

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
May 31, 2008
(Unaudited)

Common Stocks - 67.86% - continued	Shares	Value

National Commercial Banks - 8.39%
Bank of America Corp.	15,500	$ 527,155
U.S. Bancorp	3,000	99,570
Wells Fargo & Co.	10,000	275,700
		902,425

Natural Gas Distribution - 0.76%
Nicor, Inc.	2,000	81,660

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.69%
Zimmer Holdings, Inc. (a)	2,500	182,000

Petroleum Refining - 3.28%
BP plc (b)	3,500	253,785
Chevron Corp.	1,000	99,150
		352,935

Pharmaceutical Preparations - 11.73%
Bristol-Myers Squibb Co.	14,000	319,060
Cubist Pharmaceuticals, Inc. (a)	8,000	152,480
Eli Lilly & Co.	8,000	385,120
Johnson & Johnson	4,500	300,330
Novartis AG (b)	2,000	104,700
		1,261,690

Railroads, Line-haul Operating - 0.96%
CSX Corp.	1,500	103,590

Retail - Drug Stores and Proprietary Stores - 0.80%
CVS Caremark Corp.	2,000	85,580

Secondary Smelting & Refining of Nonferrous Metals - 0.81%
OM Group, Inc. (a)	2,000	86,960

Semiconductors & Related Devices - 0.60%
Texas Instruments, Inc.	2,000	64,960

Services - Business Services - 2.32%
Accenture, Ltd. - Class A	4,000	163,280
Visa, Inc. - Class A (a)	1,000	86,360
		249,640

Services - Miscellaneous Amusement & Recreation - 3.12%
The Walt Disney Co.	10,000	336,000

Services - Miscellaneous Health & Allied Services - 1.21%
DaVita, Inc. (a)	2,500	129,700

Services - Prepackaged Software - 3.63%
Microsoft Corp.	13,800	390,816

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.93%
Gerdau S.A. (b)	2,000	99,920

Telephone Communications - 1.02%
BT Group plc (b)	2,500	110,025

TOTAL COMMON STOCKS (Cost $7,281,646)		7,300,177

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Real Estate Investment Trusts - 2.42%	Shares	Value

Duke Realty Corp.	4,000	$ 102,720
Inland Real Estate Corp.	10,000	157,000

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $241,235)		259,720

Exchange-Traded Funds - 4.87%
iShares MSCI Emerging Markets Index Fund	2,000	302,600
Ultra S&P 500 ProShares Fund	3,000	221,610

TOTAL EXCHANGE-TRADED FUNDS (Cost $468,246)		524,210

	Principal
Reverse Convertible Notes - 11.37%	Amount	Value

ABN Amro Bank NV, 9.50%, 02/13/2009 convertible to Dell, Inc.	$ 50,000	51,075
ABN Amro Bank NV, 10.00%, 12/31/2008 convertible to General Electric Co.	300,000	260,100
ABN Amro Bank NV, 14.25%, 8/29/2008 convertible to Intel Corp.	175,000	177,888
ABN Amro Bank NV, 9.25%, 10/31/2008 convertible to Texas Instruments, Inc.	50,000	50,550
Barclays Bank PLC, 10.00%, 4/29/2009 convertible to Bristol-Myers Squibb Co.	25,000	24,302
Barclays Bank PLC, 11.50%, 2/17/2009 convertible to Deere & Co.	25,000	24,245
Barclays Bank PLC, 11.25%, 10/29/2008 convertible to Monsanto Co.	40,000	39,000
Barclays Bank PLC, 10.70%, 10/29/2008 convertible to Occidental Petroleum Corp.	50,000	49,190
CommerzBank, 8.50%, 3/05/2009 convertible to Pfizer, Inc. (c)	250,000	228,010
JPMorgan Chase, 14.25%, 9/30/2008 convertible to Deere & Co.	25,000	25,125
JPMorgan Chase, 9.45%, 1/2/2009 convertible to Microsoft Corp.	350,000	293,300

TOTAL REVERSE CONVERTIBLE NOTES (Cost $1,328,640)		1,222,785

Structured Notes - 1.85%

JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	98,670
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	100,650

TOTAL STRUCTURED NOTES (Cost $194,631)		199,320

Money Market Securities - 12.35%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 2.72% (d)	1,329,074	1,329,074

TOTAL MONEY MARKET SECURITIES (Cost $1,329,074)		1,329,074

TOTAL INVESTMENTS (Cost $10,843,472) - 100.72%		$ 10,835,286

Liabilities in excess of cash & other assets - (0.72)%		(77,713)

TOTAL NET ASSETS - 100.00%		$ 10,757,573

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Private Placement
(d) Variable rate security; the money market rate shown represents the rate at May 31, 2008.

Tax Related
Gross unrealized appreciation		621,050
Gross unrealized depreciation		(629,236)
Net unrealized depreciation		$ (8,186)

Aggregate cost of securities for income tax purposes		$ 10,843,472

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

May 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by the economical and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income– The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS)

No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At May 31, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NS Small Cap Growth Fund
Schedule of Investments
May 31, 2008
(Unaudited)

Common Stocks - 96.45%	Shares	Value

Agricultural Services - 0.84%
Calavo Growers, Inc.	1,500	$ 21,990

Apparel & Other Finished Products of Fabrics & Similar Material - 8.62%
Lululemon Athletica, Inc. (a)	1,750	55,983
The Gymboree Corp. (a)	1,500	69,210
True Religion Apparel, Inc. (a)	2,000	50,560
Volcom, Inc. (a)	2,000	50,660
		226,413

Commodity Contracts Brokers & Dealers - 1.71%
FCStone Group, Inc. (a)	1,150	44,999

Computer Communications Equipment - 2.05%
Riverbed Technology, Inc. (a)	3,000	53,850

Computer Storage Devices - 1.83%
Data Domain, Inc. (a)	2,000	48,000

Deep Sea Foreign Transportation of Freight - 2.01%
Hornbeck Offshore Services, Inc. (a)	1,000	52,700

Electromedical & Electrotherapeutic Apparatus - 7.25%
Natus Medical, Inc. (a)	2,000	43,120
TomoTherapy, Inc. (a)	2,500	22,275
Vnus Medical Technologies (a)	3,000	52,650
Zoll Medical Corp. (a)	2,000	72,500
		190,545

Electronic Components & Accessories - 1.07%
Comtech Group, Inc. (a)	2,000	28,040

Electronic Computers - 2.45%
Netezza Corp. (a)	5,000	64,500

Fabricated Plate Work (Boiler Shops) - 2.39%
Chart Industries, Inc. (a)	1,500	62,835

Footwear, (No Rubber) - 0.83%
Iconix Brand Group, Inc. (a)	1,500	21,750

*See ccompanying notes with are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.71%
Hansen Medical, Inc. (a)	2,500	$ 44,825

Radio & TV Broadcasting & Communications Equipment - 1.55%
Ceragon Networks Ltd. (a)	4,000	40,760

Retail - Apparel & Accessory Stores - 3.72%
J. Crew Group, Inc. (a)	1,500	55,905
Zumiez, Inc. (a)	2,000	41,920
		97,825

Retail - Eating Places - 6.78%
Buffalo Wild Wings, Inc. (a)	2,000	65,900
Kona Grill, Inc. (a)	4,000	34,400
Red Robin Gourmet Burgers, Inc. (a)	1,000	33,610
Texas Roadhouse, Inc. - Class A (a)	4,000	44,120
		178,030

Retail - Retail Stores - 1.85%
Titan Machinery, Inc. (a)	2,000	48,600

Retail - Variety Stores - 1.34%
PriceSmart, Inc.	1,500	35,310

Semiconductors & Related Devices - 13.78%
ANADIGICS, Inc. (a)	5,000	61,800
Cavium Networks, Inc. (a)	2,000	52,120
Netlogic Microsystems, Inc. (a)	2,000	75,520
NVE Corp. (a)	2,000	71,860
Pericom Semiconductor Corp. (a)	2,000	37,480
Rubicon Technology, Inc. (a)	1,500	34,305
Silicon Motion Technology Corp. (a) (b)	1,500	28,980
		362,065

Services - Advertising Agencies - 0.88%
MDC Partners, Inc. - Class A (a)	3,000	23,250

Services - Business Services - 3.44%
MercadoLibre, Inc. (a)	1,000	46,950
Phase Forward, Inc. (a)	2,500	43,350
		90,300

*See ccompanying notes with are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Services - Computer Programming Services - 1.23%
Bluephoenix Solutions, Ltd. (a)	3,000	$ 32,250

Services - Direct Mail Advertising Services - 1.46%
Constant Contact, Inc. (a)	2,000	38,400

Services - Management Consulting Services - 1.24%
Exponent, Inc. (a)	1,000	32,620

Services - Medical Laboratories - 2.73%
Bio-Reference Laboratories, Inc. (a)	1,250	31,050
Genoptix, Inc. (a)	1,500	40,665
		71,715

Services - Miscellaneous Repair Services - 1.22%
Team, Inc. (a)	1,000	32,040

Services - Prepackaged Software - 7.47%
Blackboard, Inc. (a)	1,000	37,880
Commvault Systems, Inc. (a)	1,000	17,510
FalconStor Software, Inc. (a)	5,000	44,700
Interactive Intelligence, Inc. (a)	2,500	32,575
Vocus, Inc. (a)	2,000	63,540
		196,205

Services - Social Services - 1.86%
Almost Family, Inc. (a)	2,000	48,820

Special Industry Machinery - 4.12%
BTU International, Inc. (a)	1,500	17,640
Semitool, Inc. (a)	4,000	33,560
Varian Semiconductor Equipment Associates, Inc. (a)	1,500	57,045
		108,245

Surgical & Medical Instruments & Apparatus - 2.70%
CardioNet, Inc. (a)	1,500	38,430
Insulet Corp. (a)	2,000	32,600
		71,030

*See ccompanying notes with are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
NS Small Cap Growth Fund
(Unaudited)

Common Stocks - 96.45% - continued	Shares	Value

Wholesale - Beer, Wine, Distilled Alcoholic Beverages - 2.72%
Central European Distribution Corp. (a)	1,000	$ 71,360

Wholesale - Industrial Machinery & Equipment - 1.57%
DXP Enterprises, Inc. (a)	1,000	41,140

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.03%
Chindex International, Inc. (a)	2,250	53,280

TOTAL COMMON STOCKS (Cost $2,286,680)		2,533,692

Money Market Securities - 2.58%
Huntington Money Market Fund, 1.35% (c)	67,857	67,857

TOTAL MONEY MARKET SECURITIES (Cost $67,857)		67,857

TOTAL INVESTMENTS (Cost $2,354,537) - 99.03%		$ 2,601,549

Other assets less liabilities - 0.97%		25,486

TOTAL NET ASSETS - 100.00%		$ 2,627,035

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2008.

Tax Related
Unrealized appreciation		$ 390,858
Unrealized depreciation		(143,846)
Net unrealized appreciation		$ 247,012

Aggregate cost of securities for income tax purposes		$ 2,354,537

*See ccompanying notes with are an integral part of these financial statements.

NS Small Cap Growth Fund

Related Notes to the Schedule of Investments

May 31, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the“Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

StoneRidge Small Cap Growth Fund Schedule of Investments May 31, 2008 (Unaudited)

Common Stocks - 95.72%	Shares	Value

Agricultural Chemicals - 1.25%
Terra Industries, Inc.	3,150	$ 137,435

Aircraft & Parts - 0.87%
AAR Corp. (a)	4,950	95,436

Arrangement Of Transportation Of Freight & Cargo - 1.90%
Hub Group, Inc. - Class A (a)	3,200	115,456
Pacer International, Inc.	4,150	93,209
		208,665

Biological Products (No Diagnostic Substances) - 1.29%
Martek Biosciences Corp. (a)	3,750	141,600

Bituminous Coal & Lignite Surface Mining - 1.15%
Alpha Natural Resources, Inc. (a)	1,550	126,604

Computer Storage Devices - 1.61%
Data Domain, Inc. (a)	7,360	176,640

Construction Machinery & Equipment - 0.67%
Columbus McKinnon Corp. (a)	2,565	73,128

Construction - Special Trade Contractors - 1.07%
Layne Christensen Co. (a)	2,290	117,088

Crude Petroleum & Natural Gas - 2.54%
Bill Barrett Corp. (a)	2,350	126,501
Concho Resources, Inc. (a)	3,100	98,890
TXCO Resources, Inc. (a)	4,850	53,689
		279,080

Deep Sea Foreign Transportation of Freight - 1.43%
Euroseas, Ltd.	4,450	69,509
Genco Shipping & Trading, Ltd.	1,250	87,800
		157,309

Dental Equipment & Supplies - 0.74%
Sirona Dental Systems, Inc. (a)	2,750	81,565

Drilling Oil & Gas Wells - 1.05%
Hercules Offshore, Inc. (a)	3,396	115,192

Electric Lighting & Wiring Equipment - 0.49%
AZZ, Inc. (a)	1,700	53,346

Electrical Industrial Apparatus - 0.81%
Woodward Governor Co.	2,200	88,594

Electromedical & Electrotherapeutic Apparatus - 1.93%
ArthroCare Corp. (a)	2,180	96,160
Zoll Medical Corp. (a)	3,200	116,000
		212,160

Electronic Components - 0.84%
Technitrol, Inc.	4,600	91,770

Fabricated Plate Work (Boiler Shops) - 0.35%
Mobile Mini, Inc. (a)	1,590	38,430

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 95.72% - continued	Shares	Value

Fabricated Rubber Products - 1.21%
West Pharmaceutical Services, Inc.	2,800	$ 132,804

Fire, Marine & Casualty Insurance - 1.35%
Tower Group, Inc.	2,000	52,140
Validus Holdings, Ltd.	4,600	96,232
		148,372

Footwear (No Rubber) - 0.36%
Iconix Brand Group, Inc. (a)	2,695	39,078

General Building Contractors - Nonresidential Buildings - 0.88%
Perini Corp. (a)	2,500	96,225

Glass, Glassware, Pressed or Blown - 0.36%
Libbey, Inc.	3,400	39,202

Gold & Silver Ores - 0.73%
Coeur d' Alene Mines Corp. (a)	25,500	79,815

In Vitro & In Vivo Diagnostic Substances - 1.88%
Inverness Medical Innovations, Inc. (a)	1,550	56,668
Meridian Bioscience, Inc.	1,800	52,794
OSI Pharmaceuticals, Inc. (a)	2,750	97,075
		206,537

Instruments For Measuring & Testing of Electricity & Electricity Signals - 0.33%
LTX Corp. (a)	12,200	35,868

Insurance Agents, Brokers & Service - 1.42%
HealthExtras, Inc. (a)	5,000	156,250

Laboratory Analytical Instruments - 1.66%
Bruker Corp. (a)	9,000	104,760
Cepheid, Inc. (a)	2,935	77,249
		182,009

Local & Suburban Transit & Interurban Highway Passenger Transportation - 1.29%
Emergency Medical Services Corp. - Class A (a)	6,070	141,492

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.36%
Actuant Corp. - Class A	4,100	149,691

Motor Vehicle Parts & Accessories - 0.39%
Amerigon, Inc. (a)	3,450	42,849

Oil & Gas Field Machinery & Equipment - 0.75%
Newpark Resources, Inc. (a)	11,700	82,485

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 95.72% - continued	Shares	Value

Oil & Gas Field Services - 2.52%
Cal Dive International, Inc. (a)	8,800	$ 123,024
Willbros Group, Inc. (a)	3,700	153,476
		276,500

Ordnance & Accessories - 0.32%
Smith & Wesson Holding Corp. (a)	6,050	34,908

Paperboard Containers & Boxes - 1.13%
Greif, Inc. - Class A	1,850	124,024

Pharmaceutical Preparations - 5.56%
Cubist Pharmaceuticals, Inc. (a)	4,695	89,487
Durect Corp. (a)	29,120	135,408
Medicines Co. (a)	2,650	48,495
Regeneron Pharmaceuticals, Inc. (a)	5,000	99,500
Rigel Pharmaceuticals, Inc. (a)	4,260	99,428
Sciele Pharma, Inc. (a)	6,300	138,033
		610,351

Printed Circuit Boards - 3.49%
Benchmark Electronics, Inc. (a)	8,450	150,156
Plexus Corp. (a)	8,250	232,898
		383,054

Radio & TV Broadcasting & Communications Equipment - 0.59%
Sierra Wireless, Inc. (a)	3,800	65,094

Railroad Equipment - 0.48%
American Railcar Industries, Inc.	2,500	52,325

Retail - Apparel & Accessory Stores - 0.99%
J. Crew Group, Inc. (a)	1,150	42,860
The Men's Wearhouse, Inc.	3,170	65,714
		108,574

Retail - Auto & Home Supply Stores - 0.25%
The Pep Boys - Manny Moe & Jack	3,050	27,389

Retail - Auto Dealers & Gasoline Stations - 2.06%
Asbury Automotive Group, Inc.	12,205	201,016
Penske Automotive Group, Inc.	1,200	25,068
		226,084

Retail - Building Materials, Hardware, Garden Supply - 0.44%
Tractor Supply Co. (a)	1,400	47,838

Retail - Eating Places - 2.30%
Denny's Corp. (a)	9,850	39,991
P.F. Chang's China Bistro, Inc. (a)	3,950	104,991
Red Robin Gourmet Burgers, Inc. (a)	3,200	107,552
		252,534

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 95.72% - continued	Shares	Value

Retail - Women's Clothing Stores - 0.55%
Dress Barn, Inc. (a)	3,915	$ 60,565

Retail - Variety Stores - 1.46%
99 Cents Only Stores (a)	19,150	160,285

Secondary Smelting & Refining of Nonferous Metals - 0.49%
Metalico, Inc. (a)	3,350	53,265

Security Brokers, Dealers & Flotation Companies - 2.32%
Interactive Brokers Group, Inc. - Class A (a)	5,500	179,135
Knight Capital Group, Inc. - Class A (a)	4,250	75,692
		254,827

Semiconductors & Related Devices - 6.81%
Applied Micro Circuits Corp. (a)	7,150	70,141
Energy Conversion Devices, Inc. (a)	1,450	92,046
Mellanox Technologies, Ltd. (a)	4,900	80,066
Opnext, Inc. (a)	10,000	58,000
Rubicon Technology, Inc. (a)	4,350	99,485
Skyworks Solutions, Inc. (a)	17,850	184,391
Silicon Motion Technology Corp. (a) (b)	8,450	163,254
		747,383

Services - Advertising - 0.42%
National CineMedia, Inc.	2,300	45,770

Services - Business Services - 4.61%
athenahealth, Inc. (a)	2,700	85,509
PowerSecure International, Inc. (a)	6,950	70,056
Riskmetrics Group, Inc. (a)	5,855	121,374
Sotheby's	5,050	135,441
Websense, Inc. (a)	5,350	94,106
		506,486

Services - Computer Integrated Systems Design - 2.23%
Jack Henry & Associates, Inc.	5,800	138,040
MICROS Systems, Inc. (a)	3,250	107,153
		245,193

Services - Computer Programming Services - 1.38%
JDA Software Group, Inc. (a)	7,450	151,980

Services - Educational Services - 0.49%
DeVry, Inc.	900	51,345
Lincoln Educational Services (a)	170	2,111
		53,456

Services - Equipment Rental & Leasing - 1.82%
Rent-A-Center, Inc. (a)	4,150	87,067
United Rentals, Inc. (a)	5,450	112,216
		199,283

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

Common Stocks - 95.72% - continued	Shares	Value

Services - Medical Laboratories - 0.52%
Genoptix, Inc. (a)	2,100	$ 56,931

Services - Miscellanous Amusement & Recreation - 0.50%
Bally Technologies, Inc. (a)	1,210	54,462

Services - Prepackaged Software - 5.12%
Art Technology Group, Inc. (a)	60,650	227,437
Nuance Communications, Inc. (a)	5,550	109,446
Progress Software Corp. (a)	3,600	112,104
Sybase, Inc. (a)	3,550	113,671
		562,658

Services - Specialty Outpatient Facilities - 1.34%
Psychiatric Solutions, Inc. (a)	4,050	147,704

Services - To Dwellings & Other Buildings - 1.13%
ABM Industries, Inc.	5,695	124,322

State Commerical Banks - 0.91%
City Bank	2,500	36,200
Wilshire Bancorp, Inc.	7,140	63,760
		99,960

Surgical & Medical Instruments & Apparatus - 2.47%
Haemonetics Corp. (a)	1,850	104,266
Merit Medical Systems, Inc. (a)	7,205	114,704
SonoSite, Inc. (a)	1,700	52,224
		271,194

Telephone & Telegraph Apparatus - 0.63%
NETGEAR, Inc. (a)	3,650	69,313

Television Broadcasting Stations - 1.90%
Lin TV Corp. - Class A (a)	4,060	37,149
Sinclair Broadcast Group, Inc. - Class A	19,140	171,686
		208,835

Wholesale - Chemicals & Allied Products - 1.06%
Acuity Brands, Inc.	2,200	117,150

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.53%
Anixter International, Inc. (a)	3,350	217,784
Houston Wire & Cable Co.	2,800	60,424
		278,208

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies - 0.44%
Interline Brands, Inc. (a)	2,750	49,115

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.50%
Owens & Minor, Inc.	1,150	54,602

TOTAL COMMON STOCKS (Cost $10,088,840)		$ 10,508,341

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
May 31, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 2.44%
American Capital Agency Corp. (a)	2,700	$ 53,190
Capstead Mortgage Corp.	1,025	14,043
Inland Real Estate Corp.	6,550	102,835
MFA Mortgage Investments, Inc.	6,380	46,383
Sun Communities, Inc.	2,550	51,127

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $270,935)		267,578

Money Market Securities - 1.71%
Fidelity Institutional Prime Money Market Portfolio - Class I, 2.71% (c)	187,474	187,474

TOTAL MONEY MARKET SECURITIES (Cost $187,474)		187,474

TOTAL INVESTMENTS (Cost $10,547,249) - 99.87%		$ 10,963,393

Other assets less liabilities - 0.13%		14,543

TOTAL NET ASSETS - 100%		$ 10,977,936

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at May 31, 2008.

Tax Related
Gross unrealized appreciation		$ 1,002,770
Gross unrealized depreciation		(586,626)
Net unrealized appreciation		$ 416,144

Aggregate cost of securities for income tax purposes		$ 10,547,249

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund

Related Notes to the Schedule of Investments

May 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ

Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by the economical and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s net asset value calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income– The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At May 31, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       Unified Series Trust

By:
Anthony J. Ghoston
Anthony J. Ghoston, President

Date:   07/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
Anthony J. Ghoston
Anthony J. Ghoston, President

Date:   07/28/2008

By:

William J. Murphy
William J. Murphy, Interim Treasurer

Date:    07/28/2008